Significant Accounting Policies - Cash and Cash Equivalents (Details)	12 Months Ended
	Oct. 31, 2024 USD ($) item	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Cash and restricted cash
Total Cash and restricted cash	$ 267,369	$ 269,179	$ 1,135,649	$ 13,331	$ 3,269,294
Number of bank accounts subjected to FDIC insurance | item	2
CHINA
Cash and restricted cash
Total Cash and restricted cash	$ 237,707	254,956		10,263
UNITED STATES
Cash and restricted cash
Total Cash and restricted cash	$ 29,662	$ 14,223		$ 3,068